Accumulated Other Comprehensive Income (Loss) (Tables)	12 Months Ended
Dec. 31, 2014
Comprehensive Income (Loss), Net of Tax, Attributable to Parent [Abstract]
After-tax components of comprehensive income (loss)
The following table sets forth the after-tax components of comprehensive (loss) income:

	Foreign Currency Translation Adjustment	Net Actuarial Loss Associated with Postretirement Plans and Workers’ Compensation Obligations	Prior Service Cost Associated with Postretirement Plans	Cash Flow Hedges	Available-For-Sale Securities	Total Accumulated Other Comprehensive (Loss) Income
	(Dollars in millions)
December 31, 2011	$3.1	$(464.9)	$(9.6)	$335.7	$(6.7)	$(142.4)
Net change in fair value	—	—	—	350.4	(15.5)	334.9
Reclassification from other comprehensive income to earnings	—	53.2	2.2	(298.6)	22.5	(220.7)
Current period change	19.1	—	20.1	—	—	39.2
December 31, 2012	22.2	(411.7)	12.7	387.5	0.3	11.0
Net change in fair value	—	—	—	(333.6)	(12.3)	(345.9)
Reclassification from other comprehensive income to earnings	—	95.0	0.7	(209.6)	12.8	(101.1)
Current period change	(92.7)	110.9	(1.4)	—	—	16.8
December 31, 2013	(70.5)	(205.8)	12.0	(155.7)	0.8	(419.2)
Net change in fair value	—	—	—	(195.0)	(3.7)	(198.7)
Reclassification from other comprehensive income to earnings	—	31.0	1.7	(10.2)	2.9	25.4
Current period change	(41.0)	(142.7)	11.4	—	—	(172.3)
December 31, 2014	$(111.5)	$(317.5)	$25.1	$(360.9)	$—	$(764.8)

Reclassification out of Accumulated Other Comprehensive Income [Table Text Block]
The following table provides additional information regarding items reclassified out of "Accumulated other comprehensive (loss) income" into earnings during the year ended December 31, 2014:

	Year Ended December 31, 2014	Year Ended December 31, 2013
Details about accumulated other comprehensive (loss) income components	Amount reclassified from accumulated other comprehensive (loss) income (1)	Amount reclassified from accumulated other comprehensive (loss) income (1)	Affected line item in the consolidated statement of operations
	(Dollars in millions)	(Dollars in millions)
Net actuarial loss associated with postretirement plans and workers' compensation obligations:
Postretirement health care and life insurance benefits	$(14.5)	$(24.1)	Operating costs and expenses
Postretirement health care and life insurance benefits	—	(61.3)	Settlement charges related to the Patriot bankruptcy reorganization
Defined benefit pension plans	(24.8)	(54.4)	Operating costs and expenses
Defined benefit pension plans	(8.7)	—	Restructuring and pension settlement charges
Defined benefit pension plans	(5.4)	(11.3)	Selling and administrative expenses
Insignificant items	4.1	(1.1)
	(49.3)	(152.2)	Total before income taxes
	18.3	57.2	Income tax benefit
	$(31.0)	$(95.0)	Total after income taxes

Prior service credit (cost) associated with postretirement plans:
Postretirement health care and life insurance benefits	$(1.3)	$1.7	Operating costs and expenses
Postretirement health care and life insurance benefits	—	(1.9)	Settlement charges related to the Patriot bankruptcy reorganization
Defined benefit pension plans	(1.3)	(1.0)	Operating costs and expenses
	(2.6)	(1.2)	Total before income taxes
	0.9	0.5	Income tax benefit
	$(1.7)	$(0.7)	Total after income taxes

Cash flow hedges:
Foreign currency forward contracts	$(27.3)	$162.4	Operating costs and expenses
Fuel and explosives commodity swaps	(22.3)	11.4	Operating costs and expenses
Coal trading commodity futures, swaps and options	63.9	130.6	Other revenues
Insignificant items	(0.4)	(0.5)
	13.9	303.9	Total before income taxes
	(3.7)	(94.3)	Income tax provision
	$10.2	$209.6	Total after income taxes

Available-for-sale securities:
Debt securities	$—	$0.2	Interest income
Equity securities	(4.7)	(21.5)	Asset impairment and mine closure costs
	(4.7)	(21.3)	Total before income taxes
	1.8	8.5	Income tax benefit
	$(2.9)	$(12.8)	Total after income taxes
(1)    Presented as gains (losses) in the consolidated statements of operations.